Revenue Recognition and Contracts with Customers - Schedule of Performance Obligations that are Expected to Be Recognized in Future (Details 1) $ in Thousands	Mar. 31, 2020 USD ($)
Revenue From Contract With Customer [Abstract]
Unsatisfied performance obligations	$ 3,875,679